Quarterly Holdings Report
for
Fidelity Freedom® 2035 Fund
June 30, 2024
F35-NPRT1-0824
1.818371.119
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.28% to 5.33% 7/5/24 to 9/26/24 (b) (Cost $39,493,836)	39,640,000	39,494,522

Domestic Equity Funds - 40.9%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	33,824,342	416,377,653
Fidelity Series Blue Chip Growth Fund (c)	57,739,816	1,140,361,362
Fidelity Series Commodity Strategy Fund (c)	2,450,321	238,342,713
Fidelity Series Growth Company Fund (c)	86,239,448	2,121,490,427
Fidelity Series Intrinsic Opportunities Fund (c)	33,151,342	382,234,971
Fidelity Series Large Cap Stock Fund (c)	87,683,988	2,011,470,686
Fidelity Series Large Cap Value Index Fund (c)	39,976,170	626,426,582
Fidelity Series Opportunistic Insights Fund (c)	53,003,293	1,266,248,658
Fidelity Series Small Cap Core Fund (c)	4,800,372	55,300,291
Fidelity Series Small Cap Discovery Fund (c)	15,087,467	167,018,264
Fidelity Series Small Cap Opportunities Fund (c)	38,676,598	577,828,380
Fidelity Series Stock Selector Large Cap Value Fund (c)	101,880,232	1,397,796,790
Fidelity Series Value Discovery Fund (c)	81,698,014	1,249,979,607
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,535,298,828)		11,650,876,384

International Equity Funds - 33.5%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	41,306,777	623,319,270
Fidelity Series Emerging Markets Fund (c)	69,561,288	640,659,466
Fidelity Series Emerging Markets Opportunities Fund (c)	136,117,469	2,560,369,595
Fidelity Series International Growth Fund (c)	96,547,047	1,768,741,897
Fidelity Series International Small Cap Fund (c)	24,009,043	409,354,175
Fidelity Series International Value Fund (c)	141,092,652	1,783,411,115
Fidelity Series Overseas Fund (c)	125,831,691	1,770,451,893
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $7,362,853,279)		9,556,307,411

Bond Funds - 25.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	951,306	9,208,643
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	31,342,465	239,143,004
Fidelity Series Emerging Markets Debt Fund (c)	18,345,490	143,278,276
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	4,862,990	43,037,462
Fidelity Series Floating Rate High Income Fund (c)	2,587,014	23,231,386
Fidelity Series High Income Fund (c)	17,078,281	143,799,127
Fidelity Series International Credit Fund (c)	1,279,869	10,379,736
Fidelity Series International Developed Markets Bond Index Fund (c)	103,555,113	885,396,216
Fidelity Series Investment Grade Bond Fund (c)	441,114,474	4,358,211,002
Fidelity Series Long-Term Treasury Bond Index Fund (c)	243,462,470	1,336,608,962
Fidelity Series Real Estate Income Fund (c)	2,786,657	27,002,703
TOTAL BOND FUNDS (Cost $8,250,467,086)		7,219,296,517

Short-Term Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (d) (Cost $43,726,282)	43,717,538	43,726,282

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $23,231,839,311)	28,509,701,116
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(15,669,832)
NET ASSETS - 100.0%	28,494,031,284

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	42	Sep 2024	4,920,720	3,231	3,231
ICE MSCI Emerging Markets Index Contracts (United States)	1,224	Sep 2024	66,597,840	101,642	101,642

TOTAL EQUITY INDEX CONTRACTS					104,873

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	9,975	Sep 2024	1,097,094,141	6,970,663	6,970,663
CBOT 5-Year U.S. Treasury Note Contracts (United States)	6,104	Sep 2024	650,552,875	3,191,024	3,191,024

TOTAL TREASURY CONTRACTS					10,161,687

TOTAL PURCHASED					10,266,560

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,302	Sep 2024	359,449,650	(795,810)	(795,810)

TOTAL FUTURES CONTRACTS					9,470,750
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $39,494,522.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	28,994,318	155,570,323	140,838,052	442,342	(307)	-	43,726,282	0.1%
Total	28,994,318	155,570,323	140,838,052	442,342	(307)	-	43,726,282

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	9,148,038	74,191	137,230	4,790	424	123,220	9,208,643
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	182,170,440	57,739,324	2,158,098	71,917	(84,610)	1,475,948	239,143,004
Fidelity Series All-Sector Equity Fund	405,558,501	1,774,272	8,066,520	-	382,479	16,728,921	416,377,653
Fidelity Series Blue Chip Growth Fund	1,119,636,150	5,192,758	85,298,905	-	30,619,882	70,211,477	1,140,361,362
Fidelity Series Canada Fund	629,057,822	10,671,855	6,860,986	-	426,374	(9,975,795)	623,319,270
Fidelity Series Commodity Strategy Fund	184,517,603	54,605,253	5,690,287	-	(106,636)	5,016,780	238,342,713
Fidelity Series Emerging Markets Debt Fund	141,913,296	3,842,638	1,576,272	2,118,028	17,616	(919,002)	143,278,276
Fidelity Series Emerging Markets Debt Local Currency Fund	43,943,406	194,321	414,444	-	(19,434)	(666,387)	43,037,462
Fidelity Series Emerging Markets Fund	627,718,827	3,037,635	21,283,124	-	712,638	30,473,490	640,659,466
Fidelity Series Emerging Markets Opportunities Fund	2,516,853,758	12,331,028	100,710,982	-	(5,975,735)	137,871,526	2,560,369,595
Fidelity Series Floating Rate High Income Fund	23,030,938	662,364	282,557	523,563	(196)	(179,163)	23,231,386
Fidelity Series Government Money Market Fund 5.42%	595,405	1,342	596,747	1,342	-	-	-
Fidelity Series Growth Company Fund	2,087,329,706	18,192,147	170,217,048	-	48,443,880	137,741,742	2,121,490,427
Fidelity Series High Income Fund	143,019,320	3,011,673	1,553,991	2,234,033	1,623	(679,498)	143,799,127
Fidelity Series International Credit Fund	10,321,866	137,878	17,777	137,878	447	(62,678)	10,379,736
Fidelity Series International Developed Markets Bond Index Fund	851,754,326	60,128,884	9,068,234	9,952,803	(66,563)	(17,352,197)	885,396,216
Fidelity Series International Growth Fund	1,776,615,414	49,834,666	28,752,931	-	1,087,539	(30,042,791)	1,768,741,897
Fidelity Series International Small Cap Fund	421,096,590	3,702,727	4,334,754	-	366,220	(11,476,608)	409,354,175
Fidelity Series International Value Fund	1,785,085,926	34,405,283	42,389,248	-	2,923,021	3,386,133	1,783,411,115
Fidelity Series Intrinsic Opportunities Fund	392,847,717	6,392,144	4,608,472	-	101,389	(12,497,807)	382,234,971
Fidelity Series Investment Grade Bond Fund	4,260,934,485	170,445,594	44,403,397	45,741,008	(181,382)	(28,584,298)	4,358,211,002
Fidelity Series Large Cap Stock Fund	1,965,684,002	20,490,076	64,620,580	-	10,027,435	79,889,753	2,011,470,686
Fidelity Series Large Cap Value Index Fund	617,306,678	28,811,777	6,373,770	-	405,019	(13,723,122)	626,426,582
Fidelity Series Long-Term Treasury Bond Index Fund	1,478,393,697	52,095,905	157,882,827	11,898,976	(65,486,924)	29,489,111	1,336,608,962
Fidelity Series Opportunistic Insights Fund	1,245,106,534	19,373,958	82,509,506	-	19,040,456	65,237,216	1,266,248,658
Fidelity Series Overseas Fund	1,781,368,629	38,399,782	48,706,037	-	1,678,861	(2,289,342)	1,770,451,893
Fidelity Series Real Estate Income Fund	26,705,154	558,589	288,586	419,768	(6,050)	33,596	27,002,703
Fidelity Series Short-Term Credit Fund	920,112	-	915,442	1,056	21,199	(25,869)	-
Fidelity Series Small Cap Core Fund	55,007,130	1,630,184	88,784	262,736	9,106	(1,257,345)	55,300,291
Fidelity Series Small Cap Discovery Fund	171,682,705	19,550,595	1,747,358	9,982,931	97,518	(22,565,196)	167,018,264
Fidelity Series Small Cap Opportunities Fund	578,069,350	19,540,045	6,637,993	-	622,587	(13,765,609)	577,828,380
Fidelity Series Stock Selector Large Cap Value Fund	1,376,563,488	67,109,590	14,076,111	-	603,590	(32,403,767)	1,397,796,790
Fidelity Series Value Discovery Fund	1,231,511,871	74,721,103	14,307,524	-	676,893	(42,622,736)	1,249,979,607
	28,141,468,884	838,659,581	936,576,522	83,350,829	46,338,666	336,589,703	28,426,480,312

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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